Issued capital	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Issued capital
1 8 .	Issued capital

		31.12.2019 thousands	31.12.2020 thousands
Issued capital
Authorized shares
Ordinary share of par value US$0.10 each		100,000	100,000

		Number of shares	RMB’000

Ordinary shares issued and fully paid
At January 1, 201 9 , December 31, 20 19 and December 31, 20 20		40,858,290	2,081,138

US$’000			321,595

	31.12.2019 RMB’000	31.12.2020 RMB’000	31.12.2020 US$’000

Special share issued and fully paid
One special share issued and fully paid at US$0.10 per share	*	*	*

*	Less than RMB 1 (US$1)

The holders of ordinary shares are entitled to such dividends as the Board of Directors of the Company may declare from time to time. All ordinary shares are entitled to one vote on a show of hands and carry one vote per share on a poll.
The holder of special share is entitled to elect a majority of directors of the Company. In addition, no shareholders’ resolution may be passed without the affirmative vote of the special share, including any resolution to amend the Memorandum of Association or
Bye-laws
of the Company. The special share is not transferable except to Hong Leong Asia Ltd. (“HLA”), Hong Leong (China) Limited (“HLC”) or any of its affiliates. The
Bye-Laws
of the Company provides that the special share shall cease to carry any rights in the event that HLA and its affiliates cease to own, directly or indirectly, at least 7,290,000 ordinary shares in the capital of the Company.